Share Capital Authorized and Issued - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Aug. 14, 2024	Dec. 21, 2023
Capital Unit [Line Items]
Common stock, dividends, per share, declared (in dollars per share)	$ 0.10	$ 0.10
Stock repurchase program, authorized amount			$ 200.0	$ 50.0
Common shares repurchased (in shares)	1,438,278	357,602
Cost of shares repurchased, inclusive of commissions	$ 22.1	$ 5.0
Unutilized amount of the share repurchase authorization	$ 122.5
Fidelis Partnership
Capital Unit [Line Items]
Common shares repurchased (in shares)	136,084	0
Cost of shares repurchased, inclusive of commissions	$ 2.1	$ 0.0